Investment Securities - Summary of Amortized Cost and Fair Value by Contractual Maturity (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, 1 year or less	$ 95	$ 1,195
Amortized Cost, Due after one year through five years	5,554	5,442
Amortized Cost, Due after five years through ten years	11,983	12,006
Amortized Cost, Due after ten years	29,872	28,571
Amortized Cost, Mortgage-backed securities and Collateralized Mortgage Obligations	44,438	54,239
Amortized Cost	91,942	101,453	$ 121,408
Fair Value, 1 year or less	95	1,200
Fair Value, Due after one year through five years	5,535	5,593
Fair Value, Due after five years through ten years	11,532	12,400
Fair Value, Due after ten years	26,757	30,373
Fair Value, Mortgage-backed securities and Collateralized Mortgage Obligations	41,837	54,217
Fair Value	85,756	103,783	$ 125,447
Held to Maturity Securities Amortized Cost, Due after one year through five years	3,000
Held to Maturity Securities Amortized Cost, Due after five years through ten years	6,993
Mortgage-backed securities and Collateralized Mortgage Obligations	18,823
Held-to-Maturity, Amortized Cost	28,816
Held to Maturity Securities Fair Value, Due after one year through five years	2,965
Held to Maturity Securities Fair Value, Due after five years through ten years	6,787
Mortgage-backed securities and Collateralized Mortgage Obligations	18,538
Held-to-maturity, Fair Value	$ 28,290	$ 0